Financial Risk Review - Narrative (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Financial Risk Review [Abstract]
Percentage of sensitivity analysis	10.00%
Increase (decrease) in Interest expense	$ 266,313	$ 255,533